Shareholders' Equity	9 Months Ended
Sep. 30, 2022
Stockholders Equity Note [Abstract]
SHAREHOLDERS' EQUITY

3. SHAREHOLDERS’ EQUITY

The changes in shareholders’ equity for the nine months ended September 30, 2021 and 2022 are as follows:

	Attributable to iQIYI, INC.
	Ordinary shares		Additional	Accumulated other			Total
	Number of shares	Amount	paid-in capital	comprehensive income	Accumulated deficit	Noncontrolling interests	shareholders' equity
(Unaudited)		RMB	RMB	RMB	RMB	RMB	RMB
Balances as of December 31, 2020	5,486,200,941	348	47,687,483	2,542,680	(40,973,853)	79,011	9,335,669
Net loss	—	—	—	—	(4,393,797)	50,441	(4,343,356)
Exercise of share-based awards	75,760,308	5	168,828	—	—	—	168,833
Other comprehensive income	—	—	—	59,250	—	(576)	58,674
Issuance of ordinary shares upon follow-on offering, net of issuance costs	32,163,292	2	505,416	—	—	—	505,418
Equity component of convertible senior notes, net of issuance costs	—	—	48,793	—	—	—	48,793
Accretion of redeemable noncontrolling interests	—	—	—	—	(12,306)	—	(12,306)
Issuance of subsidiaries' shares to noncontrolling interest holders	—	—	—	—	—	37	37
Dividends paid and payable by subsidiaries	—	—	—	—	—	(48,104)	(48,104)
Share-based compensation	—	—	954,705	—	—	—	954,705
Balances as of September 30, 2021	5,594,124,541	355	49,365,225	2,601,930	(45,379,956)	80,809	6,668,363

Balances as of December 31, 2021	5,598,752,855	356	49,642,014	2,709,002	(47,163,773)	88,129	5,275,728
Cumulative effect of adopting ASU 2020-06	—	—	(1,432,986)	24,938	772,123	—	(635,925)
Reversal of accretion of redeemable noncontrolling interests upon deconsolidation of subsidiaries	—	—	—	—	28,965	—	28,965
Net loss	—	—	—	—	(440,471)	18,057	(422,414)
Issuance of ordinary shares to third parties upon private placement	304,705,874	20	1,170,070	—	—	—	1,170,090
Issuance of Class B ordinary shares to Baidu upon private placement	164,705,882	10	634,460	—	—	—	634,470
Exercise of share-based awards	14,804,113	—	42,908	—	—	—	42,908
Other comprehensive loss	—	—	—	(1,251,677)	—	6,714	(1,244,963)
Issuance of subsidiaries' shares to noncontrolling interest holders	—	—	—	—	—	1,000	1,000
Dividends paid and payable by subsidiaries	—	—	—	—	—	(16,789)	(16,789)
Share-based compensation	—	—	622,935	—	—	—	622,935
Acquisition of noncontrolling interests in subsidiaries	—	—	(2,540)	—	—	(2,550)	(5,090)
Balances as of September 30, 2022	6,082,968,724	386	50,676,861	1,482,263	(46,803,156)	94,561	5,450,915
Balances as of September 30, 2022, in US$		54	7,124,040	208,373	(6,579,484)	13,293	766,276

164,705,882 Class B ordinary shares and 304,705,874 Class A ordinary shares were issued in March 2022 pursuant to the subscription agreements with Baidu Holdings Limited (“Baidu”) and a consortium of financial investors, respectively.